Bank balance - Details of Balance With Banks (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of Bank Deposits [Line Items]
Current Account	₨ 23,300
Deposit Account	21,625		₨ 24,902	₨ 35,531
Cash and cash equivalents	44,925	$ 690	₨ 52,710	₨ 99,049
Citibank [member]
Disclosure of Bank Deposits [Line Items]
Current Account	12,144
Deposit Account	1,007
Cash and cash equivalents	13,151
HSBC [member]
Disclosure of Bank Deposits [Line Items]
Current Account	4,907
Deposit Account	3,323
Cash and cash equivalents	8,230
Deutsche Bank [member]
Disclosure of Bank Deposits [Line Items]
Deposit Account	4,500
Cash and cash equivalents	4,500
Yes Bank [member]
Disclosure of Bank Deposits [Line Items]
Current Account	53
Deposit Account	4,216
Cash and cash equivalents	4,269
ANZ Bank [member]
Disclosure of Bank Deposits [Line Items]
Current Account	232
Deposit Account	3,845
Cash and cash equivalents	4,077
HDFC Bank [member]
Disclosure of Bank Deposits [Line Items]
Current Account	517
Deposit Account	2,150
Cash and cash equivalents	2,667
Saudi British Bank [member]
Disclosure of Bank Deposits [Line Items]
Current Account	100
Deposit Account	1,651
Cash and cash equivalents	1,751
Wells Fargo Bank [member]
Disclosure of Bank Deposits [Line Items]
Current Account	1,400
Cash and cash equivalents	1,400
Standard Chartered Bank [member]
Disclosure of Bank Deposits [Line Items]
Current Account	706
Cash and cash equivalents	706
ICICI Bank [member]
Disclosure of Bank Deposits [Line Items]
Current Account	12
Deposit Account	602
Cash and cash equivalents	614
Silicon Valley Bank [member]
Disclosure of Bank Deposits [Line Items]
Current Account	331
Cash and cash equivalents	331
IOB [member]
Disclosure of Bank Deposits [Line Items]
Deposit Account	292
Cash and cash equivalents	292
Unicredit Bank Austria A G [member]
Disclosure of Bank Deposits [Line Items]
Current Account	192
Cash and cash equivalents	192
Bank of Montreal [member]
Disclosure of Bank Deposits [Line Items]
Current Account	192
Cash and cash equivalents	192
BNP Paribas [member]
Disclosure of Bank Deposits [Line Items]
Current Account	156
Cash and cash equivalents	156
Kreissparkasse [member]
Disclosure of Bank Deposits [Line Items]
Current Account	135
Cash and cash equivalents	135
Rabobank [member]
Disclosure of Bank Deposits [Line Items]
Current Account	66
Cash and cash equivalents	66
State Bank of India [member]
Disclosure of Bank Deposits [Line Items]
Current Account	65
Cash and cash equivalents	65
Bradesco SA [member]
Disclosure of Bank Deposits [Line Items]
Current Account	56
Deposit Account	3
Cash and cash equivalents	59
Funds in Transit [member]
Disclosure of Bank Deposits [Line Items]
Current Account	1,134
Cash and cash equivalents	1,134
Other [member]
Disclosure of Bank Deposits [Line Items]
Current Account	902
Deposit Account	36
Cash and cash equivalents	₨ 938